UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: December 30, 2019 – April 30, 2020

Item 1.	Report to Stockholders.

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2020

TABLE OF CONTENTS

Portfolio Update	1
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	14
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	15
Trustees and Officers	17
Privacy Policy	19

Electronic Report Disclosure Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website www.axonicfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at (833) 429-6642, or submit a signed letter of instruction requesting paperless reports to PO Box 219445, Kansas City, MO 64121. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at (833) 429-6642, or by submitting a signed letter of instruction requesting paper reports to PO Box 219445, Kansas City, MO 64121. If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Axonic Strategic Income Fund	Portfolio Update

April 30, 2020 (Unaudited)

Average Annual Total Returns (as of April 30, 2020)

	1 Month	Quarter	YTD	Since Inception*
Axonic Strategic Income Fund - NAV	0.11%	-8.60%	-8.60%	-8.60%
Bloomberg Barclays US Aggregate Bond Index(a)	1.78%	3.00%	4.98%	4.90%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when repurchased, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 429-6642 or by visiting www.axonicfunds.com.

*	Fund’s inception date is December 30, 2019.
(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or download one at www.axonicfunds.com.

Performance of $10,000 Initial Investment (as of April 30, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Semi-Annual Report | April 30, 2020	1

Axonic Strategic Income Fund	Portfolio Update

April 30, 2020 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10	5.12%
Bear Stearns ALT-A Trust, Series 2005-7, Class 1M1	3.70%
FREMF Mortgage Trust, Series 2017-K62, Class C	2.96%
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 2A10	2.84%
VNO Mortgage Trust, Series 2013-PENN, Class D	2.81%
Ashford Hospitality Trust, Series 2018-ASHF, Class A	2.75%
Structured Asset Securities Corporation, Series 2006-EQ1, Class M1	2.54%
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class M1	1.80%
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class M2	1.62%
Ace Securities Corp., Series 2005-HE7, Class M2	1.41%
Top Ten Holdings	27.55%

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	20.93%
Residential Mortgage-Backed Securities	17.61%
Preferred Stocks – Financials	0.02%
Cash Equivalents & Other Net Assets	61.44%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
PREFERRED STOCKS (0.02%)
Financials (0.02%)
New Residential Investment Corp., Series C, 3M US L + 4.97%, (a)(b)	2,000	$34,680

TOTAL PREFERRED STOCKS
(Cost $49,880)		34,680

	Rate	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (20.93%)
Ashford Hospitality Trust, Series 2018-ASHF, Class A(a)(c)	1M US L + 0.90%	04/15/35	$5,995,652	$5,384,811
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E(a)(c)	1M US L + 3.05%	12/15/36	1,534,710	1,130,104
CFK Trust, Series 2020-MF2, Class E(a)(c)	3.57%	03/15/27	2,835,490	2,447,089
FREMF Mortgage Trust, Series 2017-K62, Class C(a)(c)	4.00%	01/25/50	6,204,679	5,791,600
FREMF Mortgage Trust, Series 2017-K65, Class C(a)(c)	4.21%	05/25/27	1,814,619	1,699,097
FREMF Mortgage Trust, Series 2019-K91, Class C(a)(c)	4.40%	07/25/29	1,392,647	1,259,812
FREMF Mortgage Trust, Series 2019-K87, Class C(a)(c)	4.47%	12/25/28	632,848	591,476
FREMF Mortgage Trust, Series 2020-KI05, Class B(a)(c)	1M US L + 2.30%	07/25/22	1,246,941	1,126,123
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(a)(c)	1M US L + 3.25%	10/15/49	13,421,127	10,019,491
VNO Mortgage Trust, Series 2013-PENN, Class B(a)(c)	4.08%	12/13/20	997,553	992,440
VNO Mortgage Trust, Series 2013-PENN, Class C(a)(c)	4.08%	12/13/20	831,295	823,983
VNO Mortgage Trust, Series 2013-PENN, Class D(a)(c)	4.08%	12/13/20	5,568,701	5,499,092
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20(c)(d)	0.00%	06/27/22	1,662,589	1,432,287
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(c)(d)	0.00%	12/27/22	3,390,285	2,763,843

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $40,250,918)				40,961,248

RESIDENTIAL MORTGAGE-BACKED SECURITIES (17.61%)
Ace Securities Corp., Series 2005-HE7, Class M2(a)	1M US L + 0.69%	11/25/35	3,846,160	2,765,200
Bear Stearns ALT-A Trust, Series 2005-7, Class 1M1(a)	1M US L + 0.72%	08/25/35	9,043,266	7,243,090
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 2A10	6.00%	05/25/36	9,001,808	5,546,728
JP Morgan Alternative Loan Trust, Series 2006-A3, Class 1A1(a)	1M US L + 0.16%	07/25/36	2,893,372	2,503,068
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M6(a)	1M US L + 1.07%	06/25/35	1,513,980	984,191
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(a)	1M US L + 0.44%	09/25/36	512,229	322,698
Newcastle Mortgage Securities Trust, Series 2007-1, Class M1(a)	1M US L + 0.50%	04/25/37	601,382	337,412
Residential Accredit Loans, Inc., Series 2005-QS12, Class A8(a)	1M US L + 0.35%	08/25/35	99,112	71,015
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class M2(a)	1M US L + 0.60%	01/25/36	4,870,861	3,169,397
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class M1(a)	1M US L + 0.36%	08/25/46	4,634,575	3,529,955
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(a)	1M US L + 0.35%	01/25/37	2,250,937	1,570,074
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(a)	1M US L + 1.80%	12/25/35	1,867,215	1,429,205
Structured Asset Securities Corporation, Series 2006-EQ1, Class M1(a)(c)	1M US L + 0.29%	07/25/36	6,468,491	4,968,457

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $33,491,434)				34,440,490

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2020	3

Axonic Strategic Income Fund	Schedule of Investments

April 30, 2020 (Unaudited)

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (64.08%)
First American Government Obligations Fund	0.27%	125,323,809	$125,323,809

TOTAL SHORT TERM INVESTMENTS
(Cost $125,323,809)			125,323,809

TOTAL INVESTMENTS (102.64%)
(Cost $199,116,041)			$200,760,227

Liabilities in Excess of Other Assets (-2.64%)			(5,172,722)
NET ASSETS (100.00%)			$195,587,505

(a)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of April 30, 2020 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(b)	Perpetual maturity.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $45,929,705, which represents 23.48% of net assets as of April 30, 2020.
(d)	Zero coupon.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of April 30, 2020 was 0.33%

3M US L - 3 Month LIBOR as of April 30, 2020 was 0.56%

See Notes to Financial Statements.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

ASSETS:
Investments, at fair value (Cost $199,116,041)	$200,760,227
Dividend receivable	16,380
Interest receivable	120,241
Receivable for shares sold	11,599,274
Deferred offering costs (Note 2)	69,256
Prepaid expenses and other assets	36,760
Total Assets	212,602,138

LIABILITIES:
Payable for investment securities purchased	16,855,546
Accrued legal and audit fees payable	33,091
Due to Adviser	34,682
Accrued fund accounting and administration fees payable	27,119
Accrued Chief Compliance Officer fee payable	2,081
Accrued Trustees' fees payable	42
Other payables and accrued expenses	62,072
Total Liabilities	17,014,633
Net Assets	$195,587,505

COMPOSITION OF NET ASSETS:
Paid-in capital	$193,953,862
Total distributable earnings	1,633,643
Net Assets	$195,587,505

PRICING OF SHARES:
Net Assets	$195,587,505
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	21,365,431
Net Asset Value and redemption price per share	$9.15

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2020	5

Axonic Strategic Income Fund	Statement of Operations

For the Period December 31, 2019 (Commencement of Operations) to April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends	$17,636
Interest	55,800
Total Investment Income	73,436

EXPENSES:
Offering costs (Note 2)	33,420
Fund accounting and administration fees (Note 3)	29,884
Legal fees	22,925
Audit and tax fees	10,166
Insurance expenses	17,408
Transfer agent fees (Note 3)	13,180
Advisory fees (Note 3)	60,014
Custodian fees	2,350
Trustees' fees and expenses (Note 3)	5,125
Printing expenses	2,452
Chief Compliance Officer fee (Note 3)	8,331
Other expenses	11,452
Total expenses before waiver/reimbursement (Note 3)	216,707
Expense waiver/reimbursement (Note 3)	(132,884)
Net expenses	83,823
Net Investment Loss	(10,387)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	(156)
Net change in unrealized appreciation on investments	1,644,186
Net Realized and Unrealized Gain on Investments	1,644,030

Net Increase in Net Assets from Operations	$1,633,643

See Notes to Financial Statements.

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Axonic Strategic Income Fund	Statement of Changes in Net Assets

For the Period
December 31, 2019
(Commencement of
Operations) to
April 30, 2020
FROM OPERATIONS:
Net investment loss	$(10,387)
Net realized loss on investments	(156)
Net change in unrealized appreciation on investments	1,644,186
Net Increase in Net Assets from Operations	1,633,643

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares of beneficial interest	193,873,125
Disbursements for redemption of shares of beneficial interest	(19,263)
Net Increase from Capital Share Transactions	193,853,862
Net Increase in Net Assets	195,487,505

NET ASSETS:
Beginning of period	100,000
End of period	$195,587,505

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	10,000
Issued	21,357,546
Redeemed	(2,115)
Net increase in capital shares	21,355,431
Ending shares	21,365,431

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2020	7

Axonic Strategic Income Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period
	December 31, 2019
	(Commencement of
	Operations) to
	April 30, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	(0.00	)(b)
Net realized and unrealized gain on investments	(0.85)
Total Loss from Investment Operations	(0.85)

Net asset value - end of period	$9.15

Total Investment Return - Net Asset Value(c)	(8.50	%)(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$195,588
Ratio of expenses to average net assets excluding reimbursement(f)	2.84	%(g)
Ratio of expenses to average net assets including reimbursement(f)	1.10	%(g)
Ratio of net investment loss to average net assets(f)	(0.14	%)(g)
Portfolio turnover rate	0	%(d)

(a)	Calculated using average shares method.
(b)	Less than $-0.005 per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not Annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Financial Statements.

8	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

The Axonic Strategic Income Fund (the “Fund”) is a non-diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which investments the Fund treats as investments in a group of industries.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2019. Shares are offered at NAV per share and are not subject to sales charges, though the Fund may, in the future, impose sales charges. The Fund may offer additional classes of shares in the future.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Trust's Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent administrator of the Fund, pursuant to the administration agreement, under which the administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The administrator and the Adviser will include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange, are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

Semi-Annual Report | April 30, 2020	9

Axonic Strategic Income Fund	Notes to Financial Statements

April 30, 2020 (Unaudited)

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2020:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$34,680	$–	$–	$34,680
Commercial Mortgage-Backed Securities	–	40,961,248	–	40,961,248
Residential Mortgage-Backed Securities	–	34,440,490	–	34,440,490
Short Term Investments	125,323,809	–	–	125,323,809
Total	$125,358,489	$75,401,738	$–	$200,760,227

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

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Axonic Strategic Income Fund	Notes to Financial Statements

April 30, 2020 (Unaudited)

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method and is included in the interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid quarterly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Offering Costs – Offering costs incurred by the Fund were treated as deferred charges until operations commenced and are being amortized over a 12-month period using the straight line method. As of April 30, 2020, $33,420 in offering costs have been amortized. Unamortized amounts are included in prepaid offering costs in the Statement of Operations.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the period ended April 30, 2020, the Fund incurred $60,014 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through December 31, 2021. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the period ended April 30, 2020, the Adviser reimbursed expenses of $132,884.

Semi-Annual Report | April 30, 2020	11

Axonic Strategic Income Fund	Notes to Financial Statements

April 30, 2020 (Unaudited)

As of April 30, 2020, the following amounts were available for recoupment by the Advisor based upon their potential expiration dates:

Fund	Expires 2023
Axonic Strategic Income Fund	$132,884

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2020, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of the Axonic Alternative Income Fund, a closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser. For their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: an annual retainer of $4,000 and a fee of $2,000 for each Board meeting attended in person and $1,000 for each Board meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2020, amounted to $73,786,167 and $4,384, respectively.

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

As of April 30, 2020, net unrealized appreciation/(depreciation) of investments based on the federal tax cost was a follows:

Cost of investments for income tax purposes	$199,116,041
Gross appreciation (excess of value over tax cost)	$1,696,311
Gross depreciation (excess of tax cost over value)	(52,125)
Net unrealized appreciation	$1,644,186

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Axonic Strategic Income Fund	Notes to Financial Statements

April 30, 2020 (Unaudited)

6. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class. As of April 30, 2020, there were no entities that owned beneficially more than 25% of each Fund’s outstanding shares.

Semi-Annual Report | April 30, 2020	13

Axonic Strategic Income Fund	Additional Information

April 30, 2020 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

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Axonic Strategic	Board Considerations Regarding Approval of
Income Fund	Investment Advisory and Sub-Advisory Agreements
April 30, 2020 (Unaudited)

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the in-person organizational meeting held on December 18, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Funds (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of its series, the Axonic Strategic Income Fund (the “Fund”), and Axonic Capital LLC (the “Adviser” or “Axonic”) for an initial two-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Trust, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Trust management. In considering the Investment Advisory Agreement with respect to the Trust, the Trustees evaluated all of the factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services to be provided by the Adviser to the Fund, including, without limitation, the investment advisory services to be provided to the Fund, the coordination of services for the Fund by the Fund’s service providers, the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, the experience and background of all key personnel of its Fund management team, including the Fund’s portfolio managers, and the Adviser’s plans to promote the Fund and assist in its distribution. The Board noted that many of the Trust’s executive officers would be employees of the Adviser, and (with the exception of the CCO) serve the Trust without additional compensation from the Fund. The Board also evaluated the investment management experience of the Adviser. In particular, the Board considered the portfolio managers’ experience managing similar investment strategies for other clients, including an interval fund registered as an investment company. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment performance of the Fund and Adviser. Because the Fund has not yet commenced operations, the Board could not consider the investment performance of the Fund. However, the Board considered the historical performance of the Adviser in managing other client accounts with a similar strategy to the Fund and considered the background and experience of the prospective portfolio managers for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund. The Board also discussed the Adviser’s commitment under the Fund’s proposed Expense Limitation Agreement with the Adviser. The Board also considered potential benefits to the Adviser from managing the Fund, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Fund. The Board compared the fees and expenses of the Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. It was noted that the management fee was lower than the peer group average. It was also noted that, while the net expense ratio of the Fund was slightly higher than the peer group average, it was lower than the expense ratio of some comparable funds and that the comparable funds with lower expense ratios generally had much greater assets. The Board also compared the fees paid by the Fund as compared to the fees paid by other clients of the Adviser, and considered the similarities and differences in the services received by such other clients as compared to the services received by the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangement with the Adviser involves both a management fee and an Expense Limitation Agreement. The Board considered that the Fund will experience benefits from the Expense Limitation Agreement because anticipated asset levels during the next two years will result in the Adviser waiving a portion of its fee and likely reimbursing a portion of Fund expenses for a period of time after the Fund’s inception. In response to questions from the Trustees, the Adviser confirmed that the Adviser would consider breakpoints in the management fee in the future, if the Fund’s assets grow to a sufficient level for reasonable profitability.

Semi-Annual Report | April 30, 2020	15

Axonic Strategic	Board Considerations Regarding Approval of
Income Fund	Investment Advisory and Sub-Advisory Agreements

April 30, 2020 (Unaudited)

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Based on its review, including consideration of each of the factors referenced above and such other matters as the Board considered relevant, the Board determined, in the exercise of its reasonable business judgment, that the terms of the advisory arrangement for the Fund, as outlined in the Advisory Agreement, was within the range of what would be have been negotiated in an arm’s length negotiation.

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Axonic Strategic Income Fund	Trustees and Officers

April 30, 2020 (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is 520 Madison Avenue, 42nd Floor, New York, New York 10022. Additional information about the Trustees and officers of the Fund is provided in the table below.

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE TRUST
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since Inception	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Alternative Income Fund
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since Inception	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Alternative Income Fund; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Alternative Income Fund
INTERESTED TRUSTEE OF THE TRUST**
Clayton DeGiacinto 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Alternative Income Fund

*	The Fund complex consists of the Fund and the Axonic Alternative Income Fund, a registered closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser.
**	Clayton DeGiacinto is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Adviser.

Semi-Annual Report | April 30, 2020	17

Axonic Strategic Income Fund	Trustees and Officers

April 30, 2020 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE TRUST
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since Inception	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Since Inception	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

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Axonic Strategic Income Fund	Privacy Policy

April 30, 2020 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Strategic Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

•	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;
•	account history, including information about the transactions and balances in a customer's account; and
•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
•	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

•	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

•	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

•	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

Semi-Annual Report | April 30, 2020	19

Axonic Strategic Income Fund	Privacy Policy

April 30, 2020 (Unaudited)

•	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

•	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 31, 2019

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AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2020

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 8, 2020

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 8, 2020